UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  September 30, 2008

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          October 27, 2008


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        49
FORM 13F INFORMATION VALUE TOTAL:              $362831

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   2053     35661   Sole		     35661
Alcon           Common  H01301102    371      2300   Sole                     2300
American T&T    Common  00206R102    317     11369   Sole                    11369
Amgen Inc.      Common  031162100    350      5900   Sole                     5900
Anheuser Busch  Common  035229103   1288     19846   Sole                    19846
Arbitron Inc    Common  03875Q108    465     10406   Sole                    10406
Automatic Data 	Common	053015103   2562     59935   Sole                    59935
BP PLC          Common  055622104    228      4537   Sole                     4537
Bank of NY MelloCommon  064058100    293      9001   Sole                     9001
Berkshire Hath	Common	084670108  88024       674   Sole                      674
Berkshire Hath	Common	084670207  17017      3872   Sole                     3872
Buckeye PartnersL.P.    118230101    213      5750   Sole                     5750
Chevron Corp    Common	166764100    793      9616   Sole                     9616
Chicago Bridge &Common  167250109    250     13000   Sole                    13000
Cisco Systems	Common	17275R102  22717   1006943   Sole                  1006943
Coca-Cola Co.	Common	191216100  10366    196030   Sole                   196030
Emerson Elec.	Common	291011104    724     17760   Sole                    17760
ExxonMobil	Common	30231G102   5579     71835   Sole                    71835
General ElectricCommon	369604103   6402    251061   Sole                   251061
Harte-Hank Inc  Common  416196103    959     92500   Sole                    92500
Hersey Foods	Common  427866108    237      6000   Sole                     6000
Hewlett Packard	Common	428236103   1586     34292   Sole                    34292
H.J. Heinz Co.	Common	423074103    885     17711   Sole		     17711
IBM		Common	459200101   1107      9463   Sole                     9463
Intel Corp.	Common	458140100   4137    220886   Sole                   220886
Johnson & JohnsoCommon	478160104  31213    450538   Sole                   450538
Linear TechnologCommon	535678106  26914    877833   Sole		    877833
Medtronic	Common	585055106   9422    188059   Sole                   188059
Microsoft	Common	594918104  28954   1084821   Sole                  1084821
3M Company 	Common	604059105   1231     18016   Sole                    18016
Moody's Corp.	Common	615369105  27258    801713   Sole		    801713
Neustar Inc Cl ACommon  64126X201    247     12400   Sole                    12400
PepsiCo		Common	713448108   1494     20961   Sole                    20961
Pfizer Inc.	Common	717081103    371     20105   Sole                    20105
Phillip MOrris  Common  718172109    339      7052   Sole                     7052
Procter & GambleCommon	742718109  23265    333840   Sole                   333840
Sigma Aldrich   Common  826552101    377      7200   Sole                     7200
Sysco Corp.     Common  871829107    269      8710   Sole                     8710
Tiffany & Co    Common  886547108    213      6000   Sole                     6000
United TechnologCommon  913017109    287      4777   Sole                     4777
Verizon CommunicCommon  92343V104    260      8116   Sole                     8116
Walgreen Co.	Common	931422109  20977    677558   Sole                   677558
Wal-mart Stores Common  931142103    380      6339   Sole                     6339
Walt Disney Co.	Common	254687106    557     18134   Sole                    18134
Western Union   Common  959802109  10854    439959   Sole		    439959
Wm. Wrigley Jr. Common	982526105   8287    104370   Sole                   104370
Wright Express  Common  98233Q105    388     13000   Sole                    13000
Wyeth           Common  983024100    351      9506   Sole                     9506